UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21317
                                                      ---------

                              PMFM Investment Trust
                             ----------------------
               (Exact name of registrant as specified in charter)


            1061 Cliff Dawson Road, Watkinsville, Georgia 30677-1976
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: February 28, 2007
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS


PMFM Tactical Preservation Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares      (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS - 72.84%                                         Summary of Investments by Industry
                                                                                                  % of Net        Market
   iShares Dow Jones Select Dividend                                   Industry                     Assets         Value
      Index Fund                        28,240   $   2,004,758         ----------------------------------------------------
   iShares Morningstar Mid Core                                        Exchange Traded Funds         72.84%    $  9,681,509
      Index Fund                        15,430       1,321,117         Investment Company             2.73%         362,230
   iShares Russell Midcap Index                                        ----------------------------------------------------
      Fund                              12,750       1,320,772         Total                         75.57%    $ 10,043,739
   iShares Russell 1000 Value Index
      Fund                              16,088       1,325,168         Note 1 - Investment Valuation
   Materials Select Sector SPDR                                        The Fund's  investments  in securities are carried at value.
      Trust                             18,580         695,821         Securities  listed on an  exchange  or quoted on a  national
   SPDR Trust Series 1                  14,055       1,980,771         market  system are valued at the last sales price as of 4:00
   Vanguard European ETF                15,260       1,033,102         p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
                                                 -------------         over-the-counter  market are generally  valued at the NASDAQ
                                                                       Official  Closing  Price.  Other  securities  traded  in the
Total Exchange Traded Funds                                            over-the-counter  market and listed  securities for which no
    (Cost $9,232,513)                                9,681,509         sale was reported on that date are valued at the most recent
                                                 -------------         bid price.  Securities  and assets for which  representative
INVESTMENT COMPANY - 2.73%                                             market  quotations are not readily available or which cannot
   Merrimac Cash Series Fund                                           be  accurately   valued  using  the  Fund's  normal  pricing
    (Cost $362,230)                    362,230         362,230         procedures  are valued at fair value as  determined  in good
                                                 -------------         faith under  policies  approved by the Trustees.  Fair value
Total Investments                                                      pricing may be used, for example,  in situations where (i) a
    (Cost $9,594,743) - 75.57%                   $  10,043,739         portfolio  security is so thinly traded that there have been
Other Assets less Liabilities - 24.43%               3,247,188         no transactions for that security over an extended period of
                                                 -------------         time;  (ii) the exchange on which the portfolio  security is principally  traded  closes  early;  or (iii) trading of the
Net Assets - 100.00%                             $  13,290,927         portfolio  security  is halted  during  the day and does not
                                                 =============         resume  prior to the Fund's net asset value  calculation.  A portfolio  security's "fair value" price may differ from the
Aggregate  cost for financial  reporting and federal  income           price next available for that  portfolio  security using the
tax      purposes      is     the      same.      Unrealized           Fund's   normal   pricing   procedures.   Instruments   with
appreciation/(depreciation)  of  investments  for  financial           maturities of 60 days or less are valued at amortized  cost,
reporting and federal income tax purposes is as follows:               which approximates market value.

Aggregate gross unrealized appreciation          $     480,535
Aggregate gross unrealized depreciation                (31,539)
                                                 -------------

Net unrealized appreciation                      $     448,996
                                                 =============

PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares      (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS - 71.54%                                         Summary of Investments by Industry
                                                                                                  % of Net        Market
   iShares Russell Midcap Value                                        Industry                     Assets         Value
      Index Fund                        39,710  $    6,036,317         ----------------------------------------------------
   iShares S&P 100 Index                                               Exchange Traded Funds         71.54%    $ 43,037,740
      Fund                              91,270       5,902,431         Investment Company             3.29%       1,976,614
   iShares S&P 500 Vaule Index                                         ----------------------------------------------------
      Fund                              77,235       5,937,054         Total                         74.83%    $ 45,014,354
   Materials Select Sector SPDR
      Trust                            162,260       6,076,637         Note 1 - Investment Valuation
   Midcap SPDR Trust Series 1           19,740       3,023,181         The Fund's  investments  in securities are carried at value.
   SPDR Trust Series 1                  63,245       8,913,118         Securities  listed on an  exchange  or quoted on a  national
   Vanguard Total Stock                                                market  system are valued at the last sales price as of 4:00
      Market ETF                        50,850       7,149,002         p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
                                                                       over-the-counter  market are generally  valued at the NASDAQ
Total Exchange Traded Funds                                            Official  Closing  Price.  Other  securities  traded  in the
   (Cost $41,724,824)                               43,037,740         over-the-counter  market and listed  securities for which no
                                                --------------         sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative
INVESTMENT COMPANY - 3.29%                                             market  quotations are not readily available or which cannot
   Merrimac Cash Series Fund                                           be  accurately   valued  using  the  Fund's  normal  pricing
   (Cost $1,976,614)                 1,976,614       1,976,614         procedures  are valued at fair value as  determined  in good
                                                --------------         faith under  policies  approved by the Trustees.  Fair value pricing may be used, for example,  in situations where (i) a
Total Investments                                                      portfolio  security is so thinly traded that there have been
   (Cost $43,701,438) - 74.83%                  $   45,014,354         no transactions for that security over an extended period of
Other Assets Less Liabilities - 25.17%              15,141,983         time;  (ii) the exchange on which the portfolio  security is
                                                --------------         principally  traded  closes  early;  or (iii) trading of the portfolio  security  is halted  during  the day and does not
Net Assets - 100.00%                            $   60,156,337         resume  prior to the Fund's net asset value  calculation.  A
                                                ==============         portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Aggregate  cost for financial  reporting and federal  income           Fund's   normal   pricing   procedures.   Instruments   with
tax      purposes      is     the      same.      Unrealized           maturities of 60 days or less are valued at amortized  cost,
appreciation/(depreciation)  of  investments  for  financial           which approximates market value.
reporting and federal income tax purposes is as follows:




Aggregate gross unrealized appreciation         $    1,627,558
Aggregate gross unrealized depreciation               (314,642)
                                                --------------

Net unrealized appreciation                     $    1,312,916
                                                ==============

PMFM Core Advantage Portfolio Trust

Schedule of Investments
(Unaudited)

As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                        Shares        (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS - 80.96%                                         Summary of Investments by Industry
                                                                                                  % of Net        Market
   iShares MSCI EAFE Index Fund         31,148   $    2,310,559        Industry                     Assets         Value
   iShares Russell 1000 Value                                          ----------------------------------------------------
      Index Fund                        20,940        1,724,828        Exchange Traded Funds         80.96%    $ 23,322,484
   iShares Russell 2000 Index Fund      47,078        3,712,100        Investment Company             3.41%         983,824
   iShares Russell Midcap Value                                        ----------------------------------------------------
      Index Fund                        18,990        2,886,670        Total                         84.37%    $ 24,306,308
   Materials Select Sector SPDR Fund    78,052        2,923,047
   Midcap SPDR Trust Series 1           26,301        4,027,998        Note 1- Investment Valuation
   Rydex S&P Equal Weight ETF           29,740        1,435,253        The Fund's  investments  in securities are carried at value.
   SPDR Trust Series 1                  30,526        4,302,029        Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
Total Exchange Traded Funds                                            p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
   (Cost $21,631,325)                                23,322,484        over-the-counter  market are generally  valued at the NASDAQ
                                                 --------------        Official  Closing  Price.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no
INVESTMENT COMPANY - 3.41%                                             sale was reported on that date are valued at the most recent
   Merrimac Cash Series Fund                                           bid price.  Securities  and assets for which  representative
    (Cost $983,824)                    983,824          983,824        market  quotations are not readily available or which cannot
                                                 --------------        be  accurately   valued  using  the  Fund's  normal  pricing
                                                                       procedures  are valued at fair value as  determined  in good
Total Investments                                                      faith under  policies  approved by the Trustees.  Fair value
   (Cost $22,615,149) - 84.37%                   $   24,306,308        pricing may be used, for example,  in situations where (i) a
Other Assets Less Liabilities- 15.63%                 4,502,356        portfolio  security is so thinly traded that there have been
                                                 --------------        no transactions for that security over an extended period of time;  (ii) the exchange on which the portfolio  security is
Net Assets - 100.00%                             $   28,808,664        principally  traded  closes  early;  or (iii) trading of the
                                                 ==============        portfolio  security  is halted  during  the day and does not resume  prior to the Fund's net asset value  calculation.  A
Aggregate  cost for financial  reporting and federal  income           portfolio  security's "fair value" price may differ from the
tax      purposes      is     the      same.      Unrealized           price next available for that  portfolio  security using the
appreciation/(depreciation)  of  investments  for  financial           Fund's   normal   pricing   procedures.   Instruments   with
reporting and federal income tax purposes is as follows:               maturities of 60 days or less are valued at amortized  cost, which approximates market value.

Aggregate gross unrealized appreciation          $ 1,769,421
Aggregate gross unrealized depreciation              (78,262)
                                                 -----------

Net unrealized appreciation                      $ 1,691,159
                                                 ===========


ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PMFM Investment Trust


By: (Signature and Title)         /s/ Judson P. Doherty
                                  ____________________________
                                  Judson P. Doherty
                                  President and Principal Executive Officer

Date: April 24, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)         /s/ Judson P. Doherty
                                  ____________________________
                                  Judson P. Doherty
                                  President and Principal Executive Officer
                                  PMFM Investment Trust

Date: April 24, 2007




By: (Signature and Title)         /s/ Timothy A. Chapman
                                  ____________________________
                                  Timothy A. Chapman
                                  Trustee, Chairman, Treasurer and
                                  Principal Financial Officer
                                  PMFM Investment Trust

Date: April 26, 2007